Awards and Restricted Stock Units Issued under 2007 Plan and 2014 Omnibus Plan (Detail) - 2007 Plan and 2014 Omnibus Plan - $ / shares	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Weighted-Average Grant-Date Fair Value
Beginning Balance	$ 25.04
Shares granted	55.19	$ 50.99	$ 46.63
Shares forfeited	24.79
Shares exercised	26.22
Ending Balance	$ 26.42	$ 25.04
Shares
Beginning Balance	802,000
Shares granted	36,984
Shares forfeited	(11,000)
Shares exercised	(126,000)
Ending Balance	702,000	802,000